Personnel expenses - Employee equality and diversity (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expense
Percentage of allocation of women on the Board of Directors	43.00%	62.00%	62.00%
Percentage of allocation of men on the Board of Directors	57.00%	38.00%	38.00%
Percentage of allocation of women in executive management	36.00%	50.00%	50.00%
Percentage of allocation of men in executive management	64.00%	50.00%	50.00%
Percentage of allocation of women in management positions	45.00%	48.00%	42.00%
Percentage of allocation of men in management positions	55.00%	52.00%	58.00%
Percentage of allocation of women employees in total	50.00%	49.00%	50.00%
Percentage of allocation of men employees in total	50.00%	51.00%	50.00%